Supplemental Balance Sheet Information (Schedule Of Supplemental Balance Sheet Information) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sundry assets
Deferred taxes (see Note M)	$ 23.9	$ 33.3
Assets held for sale	11.0	8.4
Diversified investments associated with stock-based compensation plans (see Note K)	25.0	20.5
Notes receivable (see Note H)	7.1	7.1
Pension plan assets (see Note L)	1.1	1.3	$ 0.0
Brazilian VAT deposits	12.5	10.3
Net long-term notes receivable	25.1	0.4
Other	31.8	35.9
Sundry assets	137.5	117.2
Accrued expenses
Commitments and Contingencies	3.2	8.1
Wages and commissions payable	76.8	75.1
Workers’ compensation, auto and product liability, medical and disability	48.7	53.9
Sales promotions	35.2	35.1
Liabilities associated with stock-based compensation plans (see Note L)	19.0	29.8
Accrued interest	8.8	8.6
General taxes, excluding income taxes	16.0	16.6
Environmental reserves	3.5	4.2
Other	46.5	55.3
Accrued expenses	257.7	286.7
Other current liabilities
Dividends payable	45.4	43.5
Customer deposits	14.4	12.6
Outstanding checks in excess of book balances	17.8	20.7
Derivative financial instruments (see Note S)	5.2	7.3
Liabilities associated with stock-based compensation plans (see Note L)	1.8	1.5
Derivative financial instruments (see Note S)	4.1	12.2
Other	5.5	6.1
Other current liabilities	94.2	103.9
Other long-term liabilities
Liability for pension benefits (see Note L)	79.6	83.7	$ 83.7
Net reserves for tax contingencies	15.1	19.9
Deferred compensation (see Note K)	18.0	17.9
Liabilities associated with stock-based compensation plans (see Note L)	31.2	30.9
Other	29.1	32.3
Other long-term liabilities	$ 173.0	$ 184.7